Financial Information for Subsidiary Guarantors and Non-Guarantor Subsidiaries under the Company's 6.375% Senior Notes (Details) (6.375% Senior Notes)	Jun. 30, 2013
6.375% Senior Notes
Financial Information for Subsidiary Guarantors and Non-Guarantor Subsidiaries under Select's Senior Notes
Interest rate of debt (as a percent)	6.375%